Events occurring after the reporting period	6 Months Ended
Dec. 31, 2021
Events occurring after the reporting period
Events occurring after the reporting period

33         Events occurring after the reporting period

33.1       Dividends

An interim dividend of $14,670,000 (equivalent to $0.09 per share), the pounds sterling equivalent of which was £10,893,000, was paid on 7 January 2022.

33.2       Registrations

The playing registrations of certain footballers have been disposed of, subsequent to 31 December 2021, for total proceeds, net of associated costs, of £1,252,000. The associated net book value was £116,000. Also subsequent to 31 December 2021, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £39,000, became receivable in respect of previous playing registration disposals.

Subsequent to 31 December 2021 the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £124,000. Payments are due within the next 2 years. Also subsequent to 31 December 2021, sell-on fees and contingent consideration totalling £874,000, became payable in respect of previous playing registration acquisitions.

33          Events occurring after the reporting period (continued)

33.3       Key management

On 1 February 2022, Richard Arnold, formerly Group Managing Director, was appointed as Chief Executive Officer. On the same date, Ed Woodward stepped down from his role as Executive Vice-Chairman.

33.4       Global sponsor

Subsequent to 31 December 2021 the Group has withdrawn the sponsorship rights of one of our global sponsors.